Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2022 D $ / shares shares	Aug. 31, 2022 D $ / shares
Employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period			4 years
2022 Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of trading days			10
Number of consecutive trading days			30
Share price (in dollars per share) | $ / shares			$ 18.50
Restricted Awards | 2022 Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of trading days				10
Number of consecutive trading days				30
Share price (in dollars per share) | $ / shares				$ 18.50
Restricted common units
Share-Based Compensation Arrangement by Share-Based Payment Award
Units granted (in shares) | shares		1,093,471	1,145,000
Shares available for future issuance | shares	2,400,000	2,400,000
Restricted common units | Employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Units granted (in shares) | shares		1,100,000
Units granted (in value) | $	$ 13.0
Vesting period		3 years